Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Registrant Name	Vanguard Variable Insurance Funds
Entity Central Index Key	0000857490
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000012146
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - Balanced Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Balanced Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Balanced Portfolio	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund underperformed its composite benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, boosting stock returns, but sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.

  The Fund’s stocks fell short of the 25.02% return of the Standard & Poor's 500 Index, the equity portion of the composite benchmark. Stock selection in financials and communication services outpaced those in the index, but this was more than offset by lagging performance in information technology and other sectors.

  The Fund’s bonds slightly outperformed the 1.52% return of their benchmark, the Bloomberg U.S. Credit A or Better Bond Index. Security selection more than offset an underweight to duration.

  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Line Graph [Table Text Block]
	Vanguard Variable Insurance Funds - Balanced Portfolio	Variable Insurance Balanced Composite Index	Dow Jones U.S. Total Stock Market Float Adjusted Index	Bloomberg U.S. Aggregate Bond Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,081	$10,143	$10,180	$10,161
2015	$10,032	$10,069	$10,192	$9,990
2015	$9,623	$9,698	$9,451	$10,113
2015	$10,009	$10,138	$10,044	$10,055
2016	$10,200	$10,362	$10,136	$10,360
2016	$10,508	$10,631	$10,401	$10,589
2016	$10,769	$10,922	$10,862	$10,638
2016	$11,111	$11,072	$11,312	$10,321
2017	$11,487	$11,545	$11,967	$10,406
2017	$11,796	$11,861	$12,327	$10,556
2017	$12,197	$12,252	$12,890	$10,645
2017	$12,747	$12,817	$13,705	$10,687
2018	$12,501	$12,667	$13,623	$10,531
2018	$12,595	$12,922	$14,150	$10,514
2018	$13,199	$13,588	$15,156	$10,516
2018	$12,312	$12,421	$12,979	$10,688
2019	$13,369	$13,693	$14,802	$11,003
2019	$13,889	$14,276	$15,407	$11,341
2019	$14,337	$14,575	$15,582	$11,599
2019	$15,080	$15,451	$16,990	$11,620
2020	$12,993	$13,467	$13,429	$11,985
2020	$14,579	$15,529	$16,395	$12,332
2020	$15,437	$16,490	$17,883	$12,409
2020	$16,691	$17,892	$20,523	$12,492
2021	$17,271	$18,313	$21,846	$12,071
2021	$18,362	$19,518	$23,657	$12,291
2021	$18,550	$19,592	$23,629	$12,298
2021	$19,865	$20,995	$25,788	$12,299
2022	$18,615	$19,860	$24,396	$11,569
2022	$16,671	$17,352	$20,288	$11,026
2022	$15,864	$16,508	$19,362	$10,502
2022	$17,024	$17,501	$20,752	$10,699
2023	$17,591	$18,557	$22,255	$11,016
2023	$18,326	$19,568	$24,123	$10,923
2023	$17,758	$18,943	$23,329	$10,570
2023	$19,463	$20,889	$26,160	$11,291
2024	$20,540	$22,265	$28,788	$11,203
2024	$21,063	$22,876	$29,720	$11,210
2024	$22,154	$24,202	$31,551	$11,793
2024	$22,344	$24,305	$32,405	$11,432

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Balanced Portfolio	14.80%	8.18%	8.37%
Variable Insurance Balanced Composite Index	16.35%	9.48%	9.29%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

AssetsNet	$ 3,535,000,000
Holdings Count | Holding	1,438
Advisory Fees Paid, Amount	$ 1,543,000
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$3,535
Number of Portfolio Holdings	1,438
Portfolio Turnover Rate	64%
Total Investment Advisory Fees (in thousands)	$1,543

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Communication Services	7.9%
Consumer Discretionary	9.2%
Consumer Staples	2.9%
Energy	4.5%
Financials	18.9%
Health Care	8.3%
Industrials	4.8%
Information Technology	22.5%
Materials	0.9%
Other	11.9%
Real Estate	1.9%
Utilities	5.0%
Other Assets and Liabilities—Net	1.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012147
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - Money Market Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Money Market Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Money Market Portfolio	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
AssetsNet	$ 1,232,000,000
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 8,000
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$1,232
Number of Portfolio Holdings	251
Total Investment Advisory Fees (in thousands)	$8

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets

(as of December 31, 2024)

1 to 7 Days	67.5%
8 to 30 Days	14.8%
31 to 60 Days	9.9%
61 to 90 Days	7.5%
91 to 180 Days	1.9%
Over 180 Days	0.9%
Other Assets and Liabilities—Net	(2.5%)

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012149
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - Short-Term Investment-Grade Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Investment-Grade Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund outperformed its benchmark, the Bloomberg U.S. 1–5 Year Credit Bond Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.

  The Fund’s overweight to overall credit risk was the primary driver of outperformance. Out-of-benchmark allocations to asset-backed securities and commercial mortgage-backed securities as well as security selection in industrial investment-grade issuers also added value.

  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Line Graph [Table Text Block]
	Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio	Bloomberg U.S. 1-5 Year Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
2014	$10,000	$10,000	$10,000
2015	$10,103	$10,115	$10,161
2015	$10,093	$10,104	$9,990
2015	$10,141	$10,148	$10,113
2015	$10,112	$10,106	$10,055
2016	$10,289	$10,281	$10,360
2016	$10,426	$10,416	$10,589
2016	$10,485	$10,461	$10,638
2016	$10,387	$10,367	$10,321
2017	$10,474	$10,459	$10,406
2017	$10,544	$10,548	$10,556
2017	$10,614	$10,622	$10,645
2017	$10,614	$10,608	$10,687
2018	$10,552	$10,533	$10,531
2018	$10,572	$10,561	$10,514
2018	$10,633	$10,627	$10,516
2018	$10,715	$10,726	$10,688
2019	$10,938	$10,982	$11,003
2019	$11,147	$11,208	$11,341
2019	$11,262	$11,336	$11,599
2019	$11,325	$11,431	$11,620
2020	$11,184	$11,291	$11,985
2020	$11,721	$11,815	$12,332
2020	$11,829	$11,911	$12,409
2020	$11,947	$12,024	$12,492
2021	$11,882	$11,956	$12,071
2021	$11,970	$12,029	$12,291
2021	$11,981	$12,040	$12,298
2021	$11,893	$11,958	$12,299
2022	$11,450	$11,522	$11,569
2022	$11,246	$11,320	$11,026
2022	$11,031	$11,095	$10,502
2022	$11,212	$11,293	$10,699
2023	$11,429	$11,489	$11,016
2023	$11,418	$11,479	$10,923
2023	$11,441	$11,508	$10,570
2023	$11,903	$11,963	$11,291
2024	$11,970	$12,025	$11,203
2024	$12,090	$12,138	$11,210
2024	$12,545	$12,588	$11,793
2024	$12,485	$12,528	$11,432

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio	4.89%	1.97%	2.24%
Bloomberg U.S. 1-5 Year Credit Bond Index	4.72%	1.85%	2.28%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

AssetsNet	$ 2,365,000,000
Holdings Count | Holding	2,061
Advisory Fees Paid, Amount	$ 259,000
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$2,365
Number of Portfolio Holdings	2,061
Portfolio Turnover Rate	72%
Total Investment Advisory Fees (in thousands)	$259

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Communications	5.0%
Consumer Discretionary	5.3%
Consumer Staples	4.1%
Energy	6.0%
Financials	26.6%
Health Care	7.6%
Industrials	5.2%
Materials	1.8%
Real Estate	3.6%
Technology	5.0%
Utilities	5.6%
Other	22.7%
Other Assets and Liabilities—NetFootnote Reference	1.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012150
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - Small Company Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Company Growth Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Small Company Growth Portfolio	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund underperformed its benchmark, the Russell 2500 Growth Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.

  Growth stocks generally outperformed their value counterparts over the 12 months, but small-capitalization stocks lagged large-caps. In absolute terms, the Fund posted solid gains in most sectors—double digits in most cases—with only three of 11 sectors seeing declines. However, stock selection in information technology and communication services weighed down relative performance.

  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Line Graph [Table Text Block]
	Vanguard Variable Insurance Funds - Small Company Growth Portfolio	Russell 2500 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$10,511	$10,744	$10,180
2015	$10,698	$10,809	$10,192
2015	$9,327	$9,615	$9,451
2015	$9,725	$9,981	$10,044
2016	$9,503	$9,716	$10,136
2016	$9,841	$9,978	$10,401
2016	$10,876	$10,675	$10,862
2016	$11,177	$10,952	$11,312
2017	$11,922	$11,637	$11,967
2017	$12,432	$12,117	$12,327
2017	$13,116	$12,817	$12,890
2017	$13,800	$13,631	$13,705
2018	$14,110	$13,955	$13,623
2018	$15,100	$14,726	$14,150
2018	$16,172	$15,782	$15,156
2018	$12,804	$12,613	$12,979
2019	$15,060	$15,008	$14,802
2019	$15,308	$15,629	$15,407
2019	$14,896	$15,132	$15,582
2019	$16,395	$16,732	$16,990
2020	$11,397	$12,847	$13,429
2020	$15,116	$17,069	$16,395
2020	$16,056	$18,669	$17,883
2020	$20,196	$23,503	$20,523
2021	$21,831	$24,087	$21,846
2021	$23,241	$25,541	$23,657
2021	$22,650	$24,639	$23,629
2021	$23,067	$24,688	$25,788
2022	$20,971	$21,651	$24,396
2022	$16,695	$17,418	$20,288
2022	$16,101	$17,397	$19,362
2022	$17,219	$18,217	$20,752
2023	$18,859	$19,409	$22,255
2023	$19,830	$20,655	$24,123
2023	$18,321	$19,242	$23,329
2023	$20,602	$21,666	$26,160
2024	$21,982	$23,509	$28,788
2024	$21,241	$22,518	$29,720
2024	$22,723	$24,092	$31,551
2024	$22,947	$24,677	$32,405

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Small Company Growth Portfolio	11.38%	6.96%	8.66%
Russell 2500 Growth Index	13.90%	8.08%	9.45%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

AssetsNet	$ 1,537,000,000
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 1,245,000
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$1,537
Number of Portfolio Holdings	527
Portfolio Turnover Rate	51%
Total Investment Advisory Fees (in thousands)	$1,245

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Communication Services	5.2%
Consumer Discretionary	10.6%
Consumer Staples	1.6%
Energy	2.9%
Financials	7.8%
Health Care	24.2%
Industrials	21.5%
Information Technology	20.1%
Materials	2.0%
Real Estate	0.6%
Utilities	0.4%
Other Assets and Liabilities—Net	3.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012151
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - Total Bond Market Index Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Total Bond Market Index Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Total Bond Market Index Portfolio	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Bloomberg U.S. Aggregate Float Adjusted Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.

  U.S. Treasuries returned 0.58% for the period. Returns were higher for agency bonds (+3.14%), corporate bonds (+2.13%), and mortgage-backed securities (+1.54%), as measured by components of the Bloomberg U.S. Aggregate Float Adjusted Index.

  By credit quality, the highest- and lowest-rated investment-grade bonds outperformed those in the middle. By maturity, shorter-dated bonds outperformed other categories.

  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Line Graph [Table Text Block]
	Vanguard Variable Insurance Funds - Total Bond Market Index Portfolio	Bloomberg U.S. Aggregate Float Adjusted Index
2014	$10,000	$10,000
2015	$10,161	$10,166
2015	$9,974	$9,987
2015	$10,093	$10,106
2015	$10,033	$10,044
2016	$10,342	$10,358
2016	$10,578	$10,598
2016	$10,622	$10,646
2016	$10,281	$10,321
2017	$10,370	$10,408
2017	$10,522	$10,563
2017	$10,603	$10,652
2017	$10,648	$10,695
2018	$10,478	$10,537
2018	$10,460	$10,516
2018	$10,460	$10,520
2018	$10,625	$10,687
2019	$10,942	$11,007
2019	$11,273	$11,354
2019	$11,547	$11,618
2019	$11,547	$11,635
2020	$11,918	$12,004
2020	$12,267	$12,367
2020	$12,345	$12,448
2020	$12,423	$12,536
2021	$11,979	$12,090
2021	$12,219	$12,326
2021	$12,219	$12,333
2021	$12,209	$12,338
2022	$11,479	$11,596
2022	$10,925	$11,047
2022	$10,421	$10,531
2022	$10,596	$10,726
2023	$10,924	$11,049
2023	$10,829	$10,954
2023	$10,482	$10,613
2023	$11,187	$11,326
2024	$11,099	$11,245
2024	$11,109	$11,253
2024	$11,683	$11,830
2024	$11,326	$11,476

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Total Bond Market Index Portfolio	1.24%	-0.39%	1.25%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%

AssetsNet	$ 4,582,000,000
Holdings Count | Holding	10,989
Advisory Fees Paid, Amount	$ 100,000
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$4,582
Number of Portfolio Holdings	10,989
Portfolio Turnover Rate	41%
Total Investment Advisory Fees (in thousands)	$100

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Asset-Backed/Commercial Mortgage-Backed Securities	2.4%
Corporate Bonds	26.0%
Sovereign Bonds	3.2%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	67.1%
Other Assets and Liabilities—NetFootnote Reference	0.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012153
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - Capital Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Growth Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Capital Growth Portfolio	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund underperformed its benchmark, the Standard & Poor's 500 Index, by a wide margin.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.

  The Fund’s underperformance owed mainly to tepid gains in the value of its technology holdings. They returned 7%, on average—roughly one-fifth as much as the index’s tech component. Health care lagged notably, due to its significant overweight relative to the benchmark, as the sector lagged the broad market. Offsetting some of those weaknesses were underweight stakes in real estate and consumer staples, which also trailed the market.

  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Line Graph [Table Text Block]
	Vanguard Variable Insurance Funds - Capital Growth Portfolio	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$10,201	$10,095	$10,180
2015	$10,051	$10,123	$10,192
2015	$9,480	$9,471	$9,451
2015	$10,262	$10,138	$10,044
2016	$10,092	$10,275	$10,136
2016	$10,124	$10,527	$10,401
2016	$11,094	$10,933	$10,862
2016	$11,375	$11,351	$11,312
2017	$12,297	$12,039	$11,967
2017	$12,981	$12,411	$12,327
2017	$13,691	$12,967	$12,890
2017	$14,655	$13,829	$13,705
2018	$14,893	$13,724	$13,623
2018	$15,330	$14,195	$14,150
2018	$16,735	$15,290	$15,156
2018	$14,482	$13,223	$12,979
2019	$15,938	$15,027	$14,802
2019	$16,252	$15,674	$15,407
2019	$16,405	$15,940	$15,582
2019	$18,320	$17,386	$16,990
2020	$14,756	$13,979	$13,429
2020	$17,284	$16,850	$16,395
2020	$18,960	$18,355	$17,883
2020	$21,521	$20,585	$20,523
2021	$23,628	$21,856	$21,846
2021	$25,217	$23,724	$23,657
2021	$24,376	$23,863	$23,629
2021	$26,156	$26,494	$25,788
2022	$24,897	$25,276	$24,396
2022	$21,537	$21,206	$20,288
2022	$20,209	$20,170	$19,362
2022	$22,106	$21,696	$20,752
2023	$23,625	$23,322	$22,255
2023	$25,846	$25,361	$24,123
2023	$25,779	$24,531	$23,329
2023	$28,292	$27,399	$26,160
2024	$30,883	$30,291	$28,788
2024	$32,603	$31,589	$29,720
2024	$32,823	$33,448	$31,551
2024	$32,086	$34,254	$32,405

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Capital Growth Portfolio	13.41%	11.86%	12.37%
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

AssetsNet	$ 1,948,000,000
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 2,916,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$1,948
Number of Portfolio Holdings	111
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$2,916

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Communication Services	5.7%
Consumer Discretionary	11.7%
Consumer Staples	0.5%
Energy	1.9%
Financials	7.6%
Health Care	27.3%
Industrials	13.5%
Information Technology	26.8%
Materials	1.0%
Other Assets and Liabilities—Net	4.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012154
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - Diversified Value Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Value Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Diversified Value Portfolio	$30	0.28%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund outperformed its benchmark, the Russell 1000 Value Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.

  Growth stocks outperformed value stocks by a wide margin for the 12 months. The broad U.S. stock market, as measured by the CRSP US Total Market Index, returned 23.77%.

  The advisor’s information technology and consumer discretionary holdings contributed the most to the Fund’s outperformance. Holdings in energy, consumer staples, and industrials detracted the most.

  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Line Graph [Table Text Block]
	Vanguard Variable Insurance Funds - Diversified Value Portfolio	Russell 1000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$9,961	$9,928	$10,180
2015	$10,079	$9,939	$10,192
2015	$9,312	$9,104	$9,451
2015	$9,755	$9,617	$10,044
2016	$9,808	$9,775	$10,136
2016	$10,188	$10,223	$10,401
2016	$10,440	$10,579	$10,862
2016	$11,019	$11,285	$11,312
2017	$11,466	$11,654	$11,967
2017	$11,766	$11,811	$12,327
2017	$11,825	$12,178	$12,890
2017	$12,469	$12,827	$13,705
2018	$11,854	$12,464	$13,623
2018	$12,147	$12,610	$14,150
2018	$13,080	$13,329	$15,156
2018	$11,332	$11,767	$12,979
2019	$12,530	$13,171	$14,802
2019	$13,023	$13,677	$15,407
2019	$13,205	$13,863	$15,582
2019	$14,244	$14,890	$16,990
2020	$10,580	$10,910	$13,429
2020	$12,596	$12,469	$16,395
2020	$13,408	$13,166	$17,883
2020	$15,922	$15,306	$20,523
2021	$17,904	$17,028	$21,846
2021	$19,178	$17,915	$23,657
2021	$19,249	$17,776	$23,629
2021	$20,773	$19,157	$25,788
2022	$20,434	$19,015	$24,396
2022	$17,468	$16,694	$20,288
2022	$16,523	$15,756	$19,362
2022	$18,386	$17,713	$20,752
2023	$19,176	$17,891	$22,255
2023	$20,222	$18,620	$24,123
2023	$19,854	$18,031	$23,329
2023	$22,087	$19,743	$26,160
2024	$23,988	$21,517	$28,788
2024	$24,125	$21,051	$29,720
2024	$25,360	$23,036	$31,551
2024	$25,375	$22,580	$32,405

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Diversified Value Portfolio	14.89%	12.24%	9.76%
Russell 1000 Value Index	14.37%	8.68%	8.49%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

AssetsNet	$ 1,360,000,000
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 1,587,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$1,360
Number of Portfolio Holdings	125
Portfolio Turnover Rate	35%
Total Investment Advisory Fees (in thousands)	$1,587

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Communication Services	5.5%
Consumer Discretionary	9.5%
Consumer Staples	4.2%
Energy	7.2%
Financials	19.5%
Health Care	13.4%
Industrials	10.5%
Information Technology	21.1%
Materials	1.0%
Real Estate	1.6%
Utilities	1.5%
Other Assets and Liabilities—Net	5.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012155
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - Equity Income Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Income Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Equity Income Portfolio	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund underperformed its benchmark, the FTSE High Dividend Yield Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.

  The Fund’s shortcomings were widespread; it trailed the index in seven of 11 economic sectors. The underperformance of its holdings in consumer staples and materials companies hurt the most. Modest real estate investments also weighed on its result, as the sector declined in a generally rising market. The Fund’s consumer discretionary holdings outperformed, providing the largest relative performance boost.

  For the decade ended December 31, 2024, the Fund performed in line with its benchmark index.

  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Line Graph [Table Text Block]
	Vanguard Variable Insurance Funds - Equity Income Portfolio	FTSE High Dividend Yield Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$9,981	$9,974	$10,180
2015	$9,957	$9,944	$10,192
2015	$9,420	$9,332	$9,451
2015	$10,085	$10,039	$10,044
2016	$10,413	$10,454	$10,136
2016	$10,859	$10,913	$10,401
2016	$11,053	$11,095	$10,862
2016	$11,605	$11,742	$11,312
2017	$12,102	$12,136	$11,967
2017	$12,324	$12,309	$12,327
2017	$12,898	$12,869	$12,890
2017	$13,722	$13,681	$13,705
2018	$13,353	$13,296	$13,623
2018	$13,536	$13,479	$14,150
2018	$14,253	$14,252	$15,156
2018	$12,904	$12,880	$12,979
2019	$14,302	$14,263	$14,802
2019	$14,747	$14,656	$15,407
2019	$15,040	$15,018	$15,582
2019	$16,056	$16,002	$16,990
2020	$12,410	$12,171	$13,429
2020	$13,962	$13,697	$16,395
2020	$14,645	$14,189	$17,883
2020	$16,578	$16,187	$20,523
2021	$18,214	$17,972	$21,846
2021	$19,162	$18,788	$23,657
2021	$19,118	$18,669	$23,629
2021	$20,776	$20,426	$25,788
2022	$20,981	$20,576	$24,396
2022	$19,192	$18,802	$20,288
2022	$18,139	$17,680	$19,362
2022	$20,639	$20,360	$20,752
2023	$20,267	$19,993	$22,255
2023	$20,910	$20,274	$24,123
2023	$20,462	$19,886	$23,329
2023	$22,310	$21,701	$26,160
2024	$24,033	$23,677	$28,788
2024	$23,880	$23,400	$29,720
2024	$25,919	$25,462	$31,551
2024	$25,684	$25,532	$32,405

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Equity Income Portfolio	15.12%	9.85%	9.89%
FTSE High Dividend Yield Index	17.65%	9.79%	9.83%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

AssetsNet	$ 2,139,000,000
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 1,425,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$2,139
Number of Portfolio Holdings	183
Portfolio Turnover Rate	45%
Total Investment Advisory Fees (in thousands)	$1,425

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Communication Services	2.5%
Consumer Discretionary	5.0%
Consumer Staples	10.2%
Energy	9.3%
Financials	20.6%
Health Care	13.7%
Industrials	11.5%
Information Technology	11.8%
Materials	2.7%
Real Estate	1.6%
Utilities	8.0%
Other Assets and Liabilities—Net	3.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012157
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Growth Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Growth Portfolio	$40	0.34%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the Russell 1000 Growth Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.

  The Fund benefited from the strong results of its stakes in consumer discretionary companies. Avoiding consumer staples companies also helped, as the sector lagged. On the downside, the Fund’s technology investments slightly underperformed, but that slight shortfall mattered because the sector accounted for nearly half of both the Fund and the index.

  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Line Graph [Table Text Block]
	Vanguard Variable Insurance Funds - Growth Portfolio	Russell 1000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$10,439	$10,384	$10,180
2015	$10,578	$10,396	$10,192
2015	$9,989	$9,846	$9,451
2015	$10,798	$10,567	$10,044
2016	$10,431	$10,645	$10,136
2016	$10,458	$10,711	$10,401
2016	$11,055	$11,201	$10,862
2016	$10,681	$11,314	$11,312
2017	$11,611	$12,322	$11,967
2017	$12,304	$12,898	$12,327
2017	$13,173	$13,659	$12,890
2017	$13,983	$14,733	$13,705
2018	$14,502	$14,941	$13,623
2018	$15,276	$15,801	$14,150
2018	$16,399	$17,251	$15,156
2018	$14,011	$14,510	$12,979
2019	$16,182	$16,846	$14,802
2019	$17,385	$17,628	$15,407
2019	$17,413	$17,890	$15,582
2019	$18,749	$19,790	$16,990
2020	$16,408	$17,000	$13,429
2020	$21,342	$21,732	$16,395
2020	$23,716	$24,604	$17,883
2020	$26,828	$27,408	$20,523
2021	$27,002	$27,666	$21,846
2021	$29,885	$30,968	$23,657
2021	$30,249	$31,326	$23,629
2021	$31,620	$34,971	$25,788
2022	$28,055	$31,809	$24,396
2022	$21,349	$25,154	$20,288
2022	$20,559	$24,249	$19,362
2022	$21,070	$24,782	$20,752
2023	$23,934	$28,342	$22,255
2023	$26,882	$31,972	$24,123
2023	$25,949	$30,972	$23,329
2023	$29,527	$35,358	$26,160
2024	$33,386	$39,394	$28,788
2024	$35,910	$42,677	$29,720
2024	$37,370	$44,038	$31,551
2024	$39,310	$47,152	$32,405

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Growth Portfolio	33.14%	15.96%	14.67%
Russell 1000 Growth Index	33.36%	18.96%	16.78%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

AssetsNet	$ 1,589,000,000
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 1,288,000
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$1,589
Number of Portfolio Holdings	53
Portfolio Turnover Rate	41%
Total Investment Advisory Fees (in thousands)	$1,288

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Communication Services	14.5%
Consumer Discretionary	16.1%
Financials	9.6%
Health Care	7.2%
Industrials	4.1%
Information Technology	45.5%
Real Estate	2.4%
Other Assets and Liabilities—Net	0.6%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012158
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - High Yield Bond Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Yield Bond Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - High Yield Bond Portfolio	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund underperformed its benchmark, the High-Yield Corporate Composite Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.

  The Fund’s strategy favors bonds of higher credit quality than the broader high-yield market, in the belief that lower-quality bonds do not adequately compensate investors over the long term for the increased risk.

  Security selection in financials, energy, and packaging detracted most. An underweight to financials was also a headwind. Selection in technology, cable and satellite, wirelines, and media and entertainment added value.

  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Line Graph [Table Text Block]
	Vanguard Variable Insurance Funds - High Yield Bond Portfolio	High-Yield Corporate Composite Index	Bloomberg U.S. Corporate High Yield Bond Index	Bloomberg U.S. Aggregate Bond Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,205	$10,256	$10,252	$10,161
2015	$10,192	$10,255	$10,253	$9,990
2015	$9,907	$9,844	$9,755	$10,113
2015	$9,842	$9,747	$9,553	$10,055
2016	$10,082	$10,052	$9,874	$10,360
2016	$10,411	$10,453	$10,418	$10,589
2016	$10,877	$10,943	$10,997	$10,638
2016	$10,960	$11,054	$11,190	$10,321
2017	$11,208	$11,293	$11,492	$10,405
2017	$11,497	$11,532	$11,741	$10,556
2017	$11,727	$11,740	$11,973	$10,645
2017	$11,727	$11,783	$12,029	$10,687
2018	$11,559	$11,658	$11,926	$10,531
2018	$11,604	$11,726	$12,049	$10,514
2018	$11,907	$11,982	$12,338	$10,516
2018	$11,407	$11,582	$11,779	$10,688
2019	$12,245	$12,382	$12,634	$11,003
2019	$12,631	$12,733	$12,950	$11,341
2019	$12,857	$12,961	$13,122	$11,599
2019	$13,195	$13,274	$13,466	$11,620
2020	$11,780	$11,853	$11,757	$11,985
2020	$12,776	$13,019	$12,954	$12,332
2020	$13,308	$13,539	$13,549	$12,409
2020	$13,944	$14,273	$14,423	$12,492
2021	$13,900	$14,315	$14,546	$12,071
2021	$14,241	$14,665	$14,945	$12,291
2021	$14,385	$14,793	$15,077	$12,298
2021	$14,456	$14,893	$15,185	$12,299
2022	$13,800	$14,170	$14,450	$11,569
2022	$12,613	$12,895	$13,030	$11,026
2022	$12,518	$12,797	$12,946	$10,502
2022	$13,122	$13,357	$13,486	$10,699
2023	$13,540	$13,806	$13,967	$11,016
2023	$13,679	$13,977	$14,211	$10,923
2023	$13,659	$14,000	$14,276	$10,570
2023	$14,651	$14,978	$15,299	$11,291
2024	$14,775	$15,157	$15,524	$11,203
2024	$14,944	$15,334	$15,694	$11,210
2024	$15,638	$15,996	$16,523	$11,793
2024	$15,575	$15,966	$16,552	$11,432

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - High Yield Bond Portfolio	6.30%	3.37%	4.53%
High-Yield Corporate Composite Index	6.59%	3.76%	4.79%
Bloomberg U.S. Corporate High Yield Bond Index	8.19%	4.21%	5.17%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	-0.33%	1.35%

AssetsNet	$ 741,000,000
Holdings Count | Holding	891
Advisory Fees Paid, Amount	$ 320,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$741
Number of Portfolio Holdings	891
Portfolio Turnover Rate	50%
Total Investment Advisory Fees (in thousands)	$320

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Communications	13.0%
Consumer Discretionary	15.6%
Consumer Staples	3.4%
Energy	10.8%
Financials	9.6%
Health Care	6.7%
Industrials	8.6%
Materials	9.6%
Real Estate	1.5%
Technology	6.6%
Utilities	1.9%
Other	8.8%
Other Assets and Liabilities—NetFootnote Reference	3.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012159
Shareholder Report [Line Items]
Fund Name	Variable Insurance Funds - International Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - International Portfolio	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund outperformed its benchmark, the MSCI All Country World Index ex USA.

  Overall, the global economy continued to expand, and consumer price inflation trended lower. That supportive backdrop set the stage for some Western central banks to begin cutting short-term interest rates this past summer. Volatility picked up toward year-end, but global stocks posted strong gains for 2024, with U.S. stocks faring even better.

  The Fund’s stock selection in several sectors—notably industrials, health care, financials, and consumer staples—lagged in performance relative to the benchmark index. However, this was more than offset by the Fund’s selection in information technology and communication services, which went on a tear for the 12 months.

  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Line Graph [Table Text Block]
	Vanguard Variable Insurance Funds - International Portfolio	MSCI All Country World Index ex USA
2014	$10,000	$10,000
2015	$10,545	$10,349
2015	$10,675	$10,403
2015	$9,267	$9,137
2015	$9,923	$9,434
2016	$9,695	$9,398
2016	$9,768	$9,338
2016	$10,829	$9,983
2016	$10,115	$9,858
2017	$11,385	$10,633
2017	$12,551	$11,248
2017	$13,875	$11,941
2017	$14,424	$12,538
2018	$14,897	$12,390
2018	$14,984	$12,066
2018	$14,799	$12,151
2018	$12,604	$10,759
2019	$14,469	$11,868
2019	$14,942	$12,222
2019	$14,520	$12,002
2019	$16,539	$13,073
2020	$13,883	$10,020
2020	$18,381	$11,635
2020	$21,330	$12,362
2020	$26,062	$14,465
2021	$25,802	$14,971
2021	$27,651	$15,790
2021	$26,358	$15,319
2021	$25,660	$15,597
2022	$21,538	$14,748
2022	$17,708	$12,724
2022	$15,869	$11,464
2022	$17,931	$13,101
2023	$20,098	$14,001
2023	$20,308	$14,342
2023	$18,475	$13,801
2023	$20,559	$15,147
2024	$21,606	$15,857
2024	$22,105	$16,009
2024	$23,707	$17,300
2024	$22,411	$15,985

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - International Portfolio	9.01%	6.27%	8.40%
MSCI All Country World Index ex USA	5.53%	4.10%	4.80%

AssetsNet	$ 2,922,000,000
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 3,680,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$2,922
Number of Portfolio Holdings	131
Portfolio Turnover Rate	22%
Total Investment Advisory Fees (in thousands)	$3,680

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Asia	31.2%
Europe	47.2%
North America	14.6%
Oceania	1.4%
South America	1.7%
Other Assets and Liabilities—Net	3.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature